Mid Cap Strategic Growth Fund Annual Fund Operating Expenses - Mid Cap Strategic Growth Fund - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.74%